1. Nature of Business (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Business (Annual)

1. Nature of Business

Established in the state of Delaware in 1998, Elys Game Technology, Corp (“Elys” or the “Company”), provides gaming services in the U.S. market via Elys Gameboard Technologies, LLC and Bookmakers Company US, LLC (“USB”) in certain licensed states where the Company offers bookmaking and platform services to the Company’s customers. The Company’s intention is to focus its attention on expanding the U.S. market. The Company recently began operation in Washington D.C. through a Class B Managed Service Provider and Class B Operator license to operate a sportsbook within the Grand Central Restaurant and Sportsbook located in the Adams Morgan area of Washington, D.C., and in October 2021 the Company entered into an agreement with Ocean Casino Resort in Atlantic City, New Jersey, to provide platform and bookmaking services. Ocean Casino Resort began using the Company’s platform and bookmaking services in March 2022.

The Company also provides business-to-consumer (“B2C”) gaming services in Italy through its subsidiary, Multigioco, which operations are carried out via both land-based or online retail gaming licenses regulated by the Agenzia delle Dogane e dei Monopoli (“ADM”) that permits the Company to distribute leisure betting products such as sports betting, and virtual sports betting products through both physical, land-based retail locations as well as online through the Company’s licensed website www.newgioco.it or commercial webskins linked to the Company’s licensed website and through mobile devices. Management implemented a consolidation strategy in the Italian market by integrating all B2C operations into Multigioco and allowed the Austrian Bookmakers license, that was regulated by the Austrian Federal Finance Ministry (“BMF”), to terminate.

Additionally, the Company provides business-to-business (“B2B”) gaming technology through its Odissea subsidiary which owns and operates a betting software designed with a unique “distributed model” architecture colloquially named Elys Game Board (the “Platform”). The Platform is a fully integrated “omni-channel” framework that combines centralized technology for updating, servicing and operations with multi-channel functionality to accept all forms of customer payment through the two distribution channels described above. The omni-channel software design is fully integrated with a built in player gaming account management system, built-in sports book and a virtual sports platform through its Virtual Generation subsidiary. The Platform also provides seamless application programming interface integration of third-party supplied products such as online casino, poker, lottery and horse racing and has the capability to incorporate e-sports and daily fantasy sports providers. Management implemented a growth strategy to expand B2B gaming technology operations in the U.S. and is considering further expansion in Canada and Latin American countries in the near future.

Strategic agreements entered into with Lottomatica (currently known as G.B.O, S.p.A)

During the second quarter of the 2022 financial year, the Company entered into a Master Technology Development and License Agreement and a Technical Services Agreement with Lottomatica to develop and provide a dedicated Sports Betting Platform (“SBP”) for use in both land-based and on-line applications by Lottomatica in the U.S. and Canadian markets, as well as potentially worldwide. The contract is for a period of ten years, after which the source code will be assigned to Lottomatica. An option was also granted to Lottomatica that after a period of four years from the commencement of the provision of the SBP, that Lottomatica may acquire the source code to the SBP for €4.0 million.

The Technical Services Agreement was entered into with the Company’s subsidiary Odissea to provide engineering services, develop and deliver the software and provide operational and product management support to Lottomatica on the SBP. The initial term of the agreement is for a period of ten years and is based on cost plus a percentage of the services provided.

In a separate Virtual Service Agreement entered into between the Company’s subsidiary Virtual Generation and Goldbet S.p.A., a subsidiary of Lottomatica, whereby Virtual Generation will license virtual event content to be implemented on the Lottomatica’s Platform throughout the Lottomatica vast network of retail outlets and on the online services in Italy. The agreement provides for an exclusivity period of two years from the date of certification of the virtual platform by the Italian regulator (ADM), which will only allow Lottomatica and the Company to make use of the platform. Virtual Generation will generate commission revenue based on a percentage of Net Gaming Revenues.

In a separate Assignment Agreement entered into between the Company’s subsidiary, Multigioco, Lottomatica assigned ownership of approximately 100 Sports Rights to Multigioco, which will allow Multigioco to expand its land-based distribution network to approximately 110 point-of-sale locations. Multigioco activated approximately 30 location rights during the third quarter of 2022 and expects to activate an additional 50 locations over the remainder of the 2022 calendar year, and the remaining 20 locations through the first quarter of 2023. These rights are only valid until the ADM puts new location rights up for tender, which could take place at any time, and therefore were assigned a minimal value.

F-54

The entities included in these unaudited condensed consolidated financial statements are as follows:

Name	Acquisition or Formation Date	Domicile	Functional Currency

Elys Game Technology, Corp. (“Elys”)	Parent Company	USA	U.S. dollar
Multigioco Srl (“Multigioco”)	August 15, 2014	Italy	Euro
Ulisse GmbH (“Ulisse”)	July 1, 2016	Austria	Euro
Odissea Betriebsinformatik Beratung GmbH (“Odissea”)	July 1, 2016	Austria	Euro
Virtual Generation Limited (“VG”)	January 31, 2019	Malta	Euro
Newgioco Group Inc. (“NG Canada”)	January 17, 2017	Canada	Canadian dollar
Elys Technology Group Limited	April 4, 2019	Malta	Euro
Newgioco Colombia SAS	November 22, 2019	Colombia	Colombian peso
Elys Gameboard Technologies, LLC	May 28, 2020	USA	U.S. dollar
Bookmakers Company US, LLC	July 15, 2021	USA	U.S. dollar

The Company operates in two lines of business: (i) the operating of web based betting as well as land based leisure betting establishments situated throughout Italy and; (ii) provider of certified betting Platform software services to global leisure betting establishments and operators.

The Company’s operations are carried out through the following four geographically organized groups:

a)	an operational group based in Europe that maintains administrative offices headquartered in Rome, Italy with satellite offices for operations administration in Naples and Teramo, Italy and San Gwann, Malta;
b)	an operational group based in the U.S. with offices in Las Vegas, Nevada;
c)	a technology group which is based in Innsbruck, Austria and manages software development, training, and administration; and
d)	a corporate group which is based in North America and maintains an executive suite in Las Vegas, Nevada and a space in Toronto, Ontario, Canada through which the Company carries-out corporate activities, handles day-to-day reporting and U.S. development planning, and through which various employees, independent contractors and vendors are engaged.

1. Nature of Business

On November 2, 2020, the Company filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to reflect its corporate name change from Newgioco Group, Inc. to Elys Game Technology, Corp.

Established in the state of Delaware in 1998, Elys Game Technology, Corp (“Elys” or the “Company”), the Company provides Gaming services in the US market via our recently acquired subsidiary Bookmakers Company US, LLC (“USB”) in certain licensed states where we offer bookmaking and platform services to the Company’s customers. The Company’s intention is to focus its attention on expanding the US market. The Company recently began operation in Washington DC through a Class B Managed Service Provider and Class B Operator license to operate a sportsbook within the Grand Central Bar and Grill located in the Adams Morgan area of Washington, D.C., and in October 2021 we entered into an agreement with Ocean Resort Casino in Atlantic City, New Jersey, to provide platform and bookmaking services, Ocean Resort Casino began using the Company’s platform and bookmaking services in March 2022.

The Company also provides gaming services in Italy through its subsidiary, Multigioco, which operations are carried out via both land-based or online retail gaming licenses regulated by the ADM that permits the Company to distribute leisure betting products such as sports betting, and virtual sports betting products through both physical, land-based retail locations as well as online through our licensed website www.newgioco.it or commercial webskins linked to the Company’s licensed website and through mobile devices. Management decided to focus its attention on developing the US market for future growth and allowed the Austrian Bookmakers license, that is regulated by the Austrian Federal Finance Ministry (“BMF”), to be revoked by not renewing required monetary deposits.

Additionally, the Company is a global gaming technology company which owns and operates a betting software designed with a unique “distributed model” architecture colloquially named Elys Game Board (the “Platform”) through its Odissea subsidiary. The Platform is a fully integrated “omni-channel” framework that combines centralized technology for updating, servicing and operations with multi-channel functionality to accept all forms of customer payment through the two distribution channels described above. The omni-channel software design is fully integrated with a built in player gaming account management system, built-in sports book and a virtual sports platform through its Virtual Generation subsidiary. The Platform also provides seamless application programming interface integration of third-party supplied products such as online casino, poker, lottery and horse racing and has the capability to incorporate e-sports and daily fantasy sports providers.

Our corporate group is based in North America, which includes an executive suite situated in Las Vegas, Nevada and a Canadian office in Toronto, Ontario through which we carry-out corporate activities, handle day-to-day reporting and U.S. development planning, and through which various employees, independent contractors and vendors are engaged.

The Company and its subsidiaries are as follows:

Name	Acquisition or Formation Date	Domicile	Functional Currency

Elys Game Technology, Corp.	Parent Company	USA	US Dollar
Multigioco Srl (“Multigioco”)	August 15, 2014	Italy	Euro
Ulisse GmbH (“Ulisse”)	July 1, 2016	Austria	Euro
Odissea Betriebsinformatik Beratung GmbH (“Odissea”)	July 1, 2016	Austria	Euro
Virtual Generation Limited (“Virtual Generation”)	January 31, 2019	Malta	Euro
Newgioco Group Inc. (“NG Canada”)	January 17, 2017	Canada	Canadian Dollar
Elys Technology Group Limited	April 4, 2019	Malta	Euro
Newgioco Colombia SAS	November 22, 2019	Colombia	Colombian Peso
Elys Gameboard Technologies, LLC	May 28, 2020	USA	US Dollar
Bookmakers Company US, LLC (“USB”)	July 15, 2021	USA	US Dollar

On July 5, 2021, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) to acquire 100% of Bookmakers Company US LLC, a Nevada limited liability company doing business as U.S. Bookmaking (“USB”), from its members (the “Sellers”). On July 15, 2021 the Company consummated the acquisition of USB and in terms of the Purchase Agreement the Company acquired 100% of USB, from its members (the “Sellers”) and USB became a wholly owned subsidiary of the Company.

USB is a provider of sports wagering services such as design and consulting, turn-key sports wagering solutions, and risk management.

Pursuant to the terms of the Purchase Agreement, the consideration paid for all of the equity of USB was $6 million in cash plus the issuance of 1,265,823 shares of the Company’s common stock with a market value of $4,544,304. The number of shares issued was calculated using an agreed upon value of $6,000,000 divided by $4.74 per share, based on the volume weighted average closing price of the stock for the 90 trading days preceding the closing date.

The Sellers will have an opportunity to receive up to an additional $38 million plus a potential premium of 10% (or $3.8 million) based upon achievement of stated adjusted cumulative EBITDA milestones during the next four years, payable 50% in cash and 50% in the Company’s stock at a price equal to volume weighted average price of the company’s common stock for the 90 consecutive trading days preceding January 1 of each subsequent fiscal year for the duration of the earnout period ending December 31, 2025, subject to obtaining shareholder approval, if the aggregate number of shares to be issued pursuant to the Purchase Agreement exceeds 4,401,020 and with a cap of 5,065,000 on the aggregate number of shares to be issued. Any excess not approved by shareholders or exceeding the cap will be paid in cash. Refer to footnote 3 and 14 below.

The Company operates in two lines of business: (i) provider of certified betting platform software services to leisure betting establishments in Italy and 9 other countries and; (ii) the operating of web based as well as land-based leisure betting establishments situated throughout Italy. The Company’s operations are carried out through the following three geographically organized groups:

a)	an operational group is based in Europe and maintains administrative offices headquartered in Rome, Italy with satellite offices for operations administration in Naples and Teramo, Italy and San Gwann, Malta;

b)	a technology group which is based in Innsbruck, Austria and manages software development, training and administration; and

c)	a corporate group which is based in North America and maintains an executive suite in Las Vegas, Nevada and a Canadian office in Toronto, through which we carry-out corporate activities, handle day-to-day reporting and U.S. development planning, and through which various employees, independent contractors and vendors are engaged.